Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ (206,569)	₩ (9,394)
Broadcasting rights [member] | Frequency Usage Rights For 800 MHzB [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	12,388
Broadcasting rights [member] | Frequency Usage Rights For 28GHz B [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ 186,000